Financial Results, Net	12 Months Ended
Dec. 31, 2021
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Financial Results, Net
10. FINANCIAL RESULTS, NET

	2021	2020	2019
Exchange rate differences:
Profit from operations with securities (Note 41)	—	4,805,680	—
Foreign exchange gains	358,318	133,229	88,554
Foreign exchange losses	(278,144)	(2,440,399)	(2,541,854)

Total	80,174	2,498,510	(2,453,300)

Financial income
Unwinding of discounts on provisions and liabilities	39,183	123,192	124,083

Total	39,183	123,192	124,083

Financial expenses
Interest on borrowings	(337,858)	(597,530)	(1,830,296)
Interest from short-term investments	(1,113,116)	(536,422)	(100,200)
Tax interest	(57,501)	(87,824)	(347,853)
Interest on leases	(43,185)	(75,468)	(80,959)
Unwinding of discounts on receivables	—	(359,110)	(162,250)
Others	(392,483)	(620,208)	(561,678)

Total	(1,944,143)	(2,276,562)	(3,083,236)